Income Taxes - Movements in Deferred Tax Assets (Liabilities) (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	$ 0
Deferred tax liabilities	(2,862)
Deferred tax assets	15,500	$ 0
Deferred tax liabilities	(16,745)	(2,862)
Total deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	40,265	133,946
Deferred tax assets (liabilities) assumed from acquisition	972	3,062
Recovered through (charged to) earnings	(1,724)	(93,575)
Recovered through (charged to) other comprehensive income	1,004	(975)
Recovered through (charged to) equity	(516)	(2,193)
Deferred tax assets	40,001	40,265
Non-capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	24,691	110,085
Deferred tax assets (liabilities) assumed from acquisition	839	3,062
Recovered through (charged to) earnings	5,924	(85,288)
Recovered through (charged to) other comprehensive income	965	(975)
Recovered through (charged to) equity	(516)	(2,193)
Deferred tax assets	31,903	24,691
Capital Losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	0	451
Deferred tax assets (liabilities) assumed from acquisition	0	0
Recovered through (charged to) earnings	142	(451)
Recovered through (charged to) other comprehensive income	0	0
Recovered through (charged to) equity	0	0
Deferred tax assets	142	0
Finance costs
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	10	813
Deferred tax assets (liabilities) assumed from acquisition	133	0
Recovered through (charged to) earnings	(25)	(803)
Recovered through (charged to) other comprehensive income	0	0
Recovered through (charged to) equity		0
Deferred tax assets	118	10
Investment tax credit
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	1,282	1,471
Deferred tax assets (liabilities) assumed from acquisition	0	0
Recovered through (charged to) earnings	0	(189)
Recovered through (charged to) other comprehensive income	0	0
Recovered through (charged to) equity	0	0
Deferred tax assets	1,282	1,282
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	0
Deferred tax assets (liabilities) assumed from acquisition	0
Recovered through (charged to) earnings	0
Recovered through (charged to) other comprehensive income	0
Recovered through (charged to) equity	0
Deferred tax assets	0	0
Derivatives
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	26	734
Deferred tax assets (liabilities) assumed from acquisition	0	0
Recovered through (charged to) earnings	0	(708)
Recovered through (charged to) other comprehensive income	0	0
Recovered through (charged to) equity	0	0
Deferred tax assets	26	26
Leases
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	8,718	14,937
Deferred tax assets (liabilities) assumed from acquisition	0	0
Recovered through (charged to) earnings	(2,228)	(6,219)
Recovered through (charged to) other comprehensive income	39	0
Recovered through (charged to) equity	0	0
Deferred tax assets	6,529	8,718
Others
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	5,538	5,455
Deferred tax assets (liabilities) assumed from acquisition	0	0
Recovered through (charged to) earnings	(5,537)	83
Recovered through (charged to) other comprehensive income	0	0
Recovered through (charged to) equity	0	0
Deferred tax assets	1	5,538
Total deferred tax liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(43,127)	(133,946)
Deferred tax assets (liabilities) assumed from acquisition	(17,243)	(5,924)
Recovered through (charged to) earnings	20,128	95,768
Recovered through (charged to) other comprehensive income	(1,004)	975
Recovered through (charged to) equity	0	0
Deferred tax liabilities	(41,246)	(43,127)
Convertible debenture
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(11,896)	(29,627)
Deferred tax assets (liabilities) assumed from acquisition	0	0
Recovered through (charged to) earnings	8,494	17,731
Recovered through (charged to) other comprehensive income	0	0
Recovered through (charged to) equity	0	0
Deferred tax liabilities	(3,402)	(11,896)
Marketable securities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	0
Deferred tax assets (liabilities) assumed from acquisition	0
Recovered through (charged to) earnings	0
Recovered through (charged to) other comprehensive income	0
Recovered through (charged to) equity	0
Deferred tax liabilities	0	0
Investment in associates
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(8)	(1,409)
Deferred tax assets (liabilities) assumed from acquisition	0	(1)
Recovered through (charged to) earnings	(4)	(1,416)
Recovered through (charged to) other comprehensive income	0	0
Recovered through (charged to) equity	0	0
Deferred tax liabilities	(12)	(8)
Derivatives
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	0	(393)
Deferred tax assets (liabilities) assumed from acquisition	0	0
Recovered through (charged to) earnings	0	393
Recovered through (charged to) other comprehensive income	0	0
Recovered through (charged to) equity	0	0
Deferred tax liabilities	0	0
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(10,920)	(78,900)
Deferred tax assets (liabilities) assumed from acquisition	(1,581)	(4,478)
Recovered through (charged to) earnings	449	71,880
Recovered through (charged to) other comprehensive income	(572)	578
Recovered through (charged to) equity	0	0
Deferred tax liabilities	(12,624)	(10,920)
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(4,969)	(15,239)
Deferred tax assets (liabilities) assumed from acquisition	(15,304)	(558)
Recovered through (charged to) earnings	4,427	10,398
Recovered through (charged to) other comprehensive income	(419)	430
Recovered through (charged to) equity	0	0
Deferred tax liabilities	(16,265)	(4,969)
Inventory
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(11,648)	(8,296)
Deferred tax assets (liabilities) assumed from acquisition	0	(857)
Recovered through (charged to) earnings	6,441	(2,466)
Recovered through (charged to) other comprehensive income	(11)	(29)
Recovered through (charged to) equity	0	0
Deferred tax liabilities	(5,218)	(11,648)
Biological assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(3,686)	(2,900)
Deferred tax assets (liabilities) assumed from acquisition	(407)	(30)
Recovered through (charged to) earnings	2,025	(752)
Recovered through (charged to) other comprehensive income	(2)	(4)
Recovered through (charged to) equity	0	0
Deferred tax liabilities	(2,070)	(3,686)
Others
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	0	0
Deferred tax assets (liabilities) assumed from acquisition	49	0
Recovered through (charged to) earnings	(1,704)	0
Recovered through (charged to) other comprehensive income	0	0
Recovered through (charged to) equity	0	0
Deferred tax liabilities	(1,655)	0
Net deferred tax liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(2,862)	0
Deferred tax assets (liabilities) assumed from acquisition	(16,271)	(2,862)
Recovered through (charged to) earnings	18,404	2,193
Recovered through (charged to) other comprehensive income	0	0
Recovered through (charged to) equity	(516)	(2,193)
Deferred tax liabilities	$ (1,245)	$ (2,862)